Selected Statements of Comprehensive Income Data (Details) - Schedule of finance income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of finance income [Abstract]
Interest income	$ 236	$ 1,245	$ 877
Revaluation of warrants		15,904
Foreign currency translation adjustments			165
Total finance income	$ 236	$ 17,149	$ 1,042